Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of components of lease expenses

	For the Year Ended
	December 31,
	2018	2019	2020
Lease cost
Finance lease cost:
Amortization of assets	15,501	15,501	15,346
Interest of lease liabilities	18,841	19,943	21,851
Operating lease cost	22,811	86,365	176,788
Short‑term lease cost	2,682	6,801	4,937
Total	59,835	128,610	218,922

Supplemental cash flows information related to leases

	For the Year Ended
	December 31,
	2018	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment for operating leases	121,681	77,643	126,418
Right‑of‑use assets obtained in exchange for lease liabilities:
Right‑of‑use assets obtained in exchange for new operating lease liabilities	114,322	207,902	896,804

Supplemental balance sheet information related to operating leases

	As of December 31,
	2019	2020
Operating Leases
Land use rights, net (i, ii)	183,383	181,505
Operating lease right‑of‑use assets, net (excluding land use rights)	326,844	1,095,501
Total operating lease assets	510,227	1,277,006
Operating lease liabilities, current	177,526	210,531
Operating lease liabilities, non‑current	241,109	1,025,253
Total operating lease liabilities	418,635	1,235,784

Supplemental balance sheet information related to finance leases

	As of December 31,
	2019	2020
Finance Leases
Property, plant and equipment, at cost (i)	310,018	294,269
Accumulated depreciation	(41,336)	(56,682)
Property, plant and equipment, net	268,682	237,587
Finance lease liabilities, current	360,781	—
Finance lease liabilities, non‑current	—	366,883
Total finance leases liabilities	360,781	366,883

Schedule of weighted-average remaining lease term and discount rate

	As of December 31,
	2019		2020
Weighted‑average remaining lease term
Land use rights	48	years	47	years
Operating leases	5	years	11	years
Finance leases	17	years	16	years
Weighted‑average discount rate
Land use rights	5.7%		6.2%
Operating leases	5.7%		5.8%
Finance leases	5.7%		6.2%

Schedule of maturities of finance lease liabilities

	As of December 31,
	2020
	Operating	Finance
	leases	leases
2021	213,064	21,070
2022	274,457	392,378
2023	145,219	—
2024	104,132	—
2025	88,748	—
Thereafter	882,938	—
Total undiscounted lease payments	1,708,558	413,448
Less: imputed interest	(472,774)	(46,565)
Total lease liabilities	1,235,784	366,883

Schedule of maturities of operating lease liabilities
	As of December 31,
	2020
	Operating	Finance
	leases	leases
2021	213,064	21,070
2022	274,457	392,378
2023	145,219	—
2024	104,132	—
2025	88,748	—
Thereafter	882,938	—
Total undiscounted lease payments	1,708,558	413,448
Less: imputed interest	(472,774)	(46,565)
Total lease liabilities	1,235,784	366,883